Income Taxes - Summary of Major Components of Income Tax Expense (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current tax expense (income) and adjustments for current tax of prior periods [abstract]
Current year	$ 5,658	$ 4,259	$ 7,367
Deferred tax expense (income) [abstract]
Origination and reversal of temporary differences	860	2,795	(3,391)
Utilization (benefit) of tax losses recognized	29	(445)	1,452
Total deferred tax	889	2,350	(1,939)
Total income tax expense in consolidated net income	6,547	6,609	5,428
Mexico
Current tax expense (income) and adjustments for current tax of prior periods [abstract]
Current year	3,522	3,356	6,311
Deferred tax expense (income) [abstract]
Origination and reversal of temporary differences	197	1,659	(2,676)
Utilization (benefit) of tax losses recognized	(4)	356	1,962
Total deferred tax	193	2,015	(714)
Total income tax expense in consolidated net income	3,715	5,371	5,597
Foreign
Current tax expense (income) and adjustments for current tax of prior periods [abstract]
Current year	2,136	903	1,056
Deferred tax expense (income) [abstract]
Origination and reversal of temporary differences	663	1,136	(715)
Utilization (benefit) of tax losses recognized	33	(801)	(510)
Total deferred tax	696	335	(1,225)
Total income tax expense in consolidated net income	$ 2,832	$ 1,238	$ (169)